Schedule III Real Estate Asset and Accumulated Depreciation (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 719,769,888
Initial Cost to Company, Land	334,865,685
Initial Cost to Company, Buildings and Improvements	823,989,800
Initial Cost to Company, Total	1,158,855,485
Cost Capitalized Subsequent to Acquisition	26,589,304
Gross Carrying Amount, Land	332,350,688
Gross Carrying Amount, Buildings and Improvements	841,474,680
Gross Carrying Amount, Total	1,173,825,368	[1]
Accumulated Depreciation	83,692,491
Morrisville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	3,109,374
Initial Cost to Company, Land	531,000
Initial Cost to Company, Buildings and Improvements	1,891,000
Initial Cost to Company, Total	2,422,000
Cost Capitalized Subsequent to Acquisition	111,669
Gross Carrying Amount, Land	531,000
Gross Carrying Amount, Buildings and Improvements	2,002,669
Gross Carrying Amount, Total	2,533,669	[1]
Accumulated Depreciation	$ 402,431
Date of Construction	2004
Date Acquired	Nov. 03, 2014
Cary | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,289,973
Initial Cost to Company, Land	1,064,000
Initial Cost to Company, Buildings and Improvements	3,301,000
Initial Cost to Company, Total	4,365,000
Cost Capitalized Subsequent to Acquisition	104,393
Gross Carrying Amount, Land	1,064,000
Gross Carrying Amount, Buildings and Improvements	3,405,393
Gross Carrying Amount, Total	4,469,393	[1]
Accumulated Depreciation	$ 650,300
Date of Construction	1998/2005/2006
Date Acquired	Nov. 03, 2014
Raleigh | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,482,344
Initial Cost to Company, Land	1,186,000
Initial Cost to Company, Buildings and Improvements	2,540,000
Initial Cost to Company, Total	3,726,000
Cost Capitalized Subsequent to Acquisition	206,819
Gross Carrying Amount, Land	1,186,000
Gross Carrying Amount, Buildings and Improvements	2,746,819
Gross Carrying Amount, Total	3,932,819	[1]
Accumulated Depreciation	$ 615,086
Date of Construction	1999
Date Acquired	Nov. 03, 2014
Myrtle Beach I | South Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,606,670
Initial Cost to Company, Land	1,482,000
Initial Cost to Company, Buildings and Improvements	4,476,000
Initial Cost to Company, Total	5,958,000
Cost Capitalized Subsequent to Acquisition	339,706
Gross Carrying Amount, Land	1,482,000
Gross Carrying Amount, Buildings and Improvements	4,815,706
Gross Carrying Amount, Total	6,297,706	[1]
Accumulated Depreciation	$ 947,514
Date of Construction	1998/2005-2007
Date Acquired	Nov. 03, 2014
Myrtle Beach II | South Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,970,422
Initial Cost to Company, Land	1,690,000
Initial Cost to Company, Buildings and Improvements	3,654,000
Initial Cost to Company, Total	5,344,000
Cost Capitalized Subsequent to Acquisition	216,056
Gross Carrying Amount, Land	1,690,000
Gross Carrying Amount, Buildings and Improvements	3,870,056
Gross Carrying Amount, Total	5,560,056	[1]
Accumulated Depreciation	$ 793,377
Date of Construction	1999/2006
Date Acquired	Nov. 03, 2014
Whittier | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,602,761
Initial Cost to Company, Land	2,730,000
Initial Cost to Company, Buildings and Improvements	2,916,875
Initial Cost to Company, Total	5,646,875
Cost Capitalized Subsequent to Acquisition	419,262
Gross Carrying Amount, Land	2,730,000
Gross Carrying Amount, Buildings and Improvements	3,336,137
Gross Carrying Amount, Total	6,066,137	[1]
Accumulated Depreciation	$ 692,786
Date of Construction	1989
Date Acquired	Feb. 19, 2015
La Verne | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,167,492
Initial Cost to Company, Land	1,950,000
Initial Cost to Company, Buildings and Improvements	2,036,875
Initial Cost to Company, Total	3,986,875
Cost Capitalized Subsequent to Acquisition	291,367
Gross Carrying Amount, Land	1,950,000
Gross Carrying Amount, Buildings and Improvements	2,328,242
Gross Carrying Amount, Total	4,278,242	[1]
Accumulated Depreciation	$ 516,456
Date of Construction	1986
Date Acquired	Jan. 23, 2015
Santa Ana | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,196,666
Initial Cost to Company, Land	4,890,000
Initial Cost to Company, Buildings and Improvements	4,006,875
Initial Cost to Company, Total	8,896,875
Cost Capitalized Subsequent to Acquisition	308,327
Gross Carrying Amount, Land	4,890,000
Gross Carrying Amount, Buildings and Improvements	4,315,202
Gross Carrying Amount, Total	9,205,202	[1]
Accumulated Depreciation	$ 931,310
Date of Construction	1978
Date Acquired	Feb. 05, 2015
Upland | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,612,920
Initial Cost to Company, Land	2,950,000
Initial Cost to Company, Buildings and Improvements	3,016,875
Initial Cost to Company, Total	5,966,875
Cost Capitalized Subsequent to Acquisition	400,245
Gross Carrying Amount, Land	2,950,000
Gross Carrying Amount, Buildings and Improvements	3,417,120
Gross Carrying Amount, Total	6,367,120	[1]
Accumulated Depreciation	$ 753,589
Date of Construction	1979
Date Acquired	Jan. 29, 2015
La Habra | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,662,412
Initial Cost to Company, Land	2,060,000
Initial Cost to Company, Buildings and Improvements	2,356,875
Initial Cost to Company, Total	4,416,875
Cost Capitalized Subsequent to Acquisition	303,463
Gross Carrying Amount, Land	2,060,000
Gross Carrying Amount, Buildings and Improvements	2,660,338
Gross Carrying Amount, Total	4,720,338	[1]
Accumulated Depreciation	$ 518,792
Date of Construction	1981
Date Acquired	Feb. 05, 2015
Monterey Park | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,573,587
Initial Cost to Company, Land	2,020,000
Initial Cost to Company, Buildings and Improvements	2,216,875
Initial Cost to Company, Total	4,236,875
Cost Capitalized Subsequent to Acquisition	210,031
Gross Carrying Amount, Land	2,020,000
Gross Carrying Amount, Buildings and Improvements	2,426,906
Gross Carrying Amount, Total	4,446,906	[1]
Accumulated Depreciation	$ 483,171
Date of Construction	1987
Date Acquired	Feb. 05, 2015
Huntington Beach | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,978,379
Initial Cost to Company, Land	5,460,000
Initial Cost to Company, Buildings and Improvements	4,856,875
Initial Cost to Company, Total	10,316,875
Cost Capitalized Subsequent to Acquisition	420,732
Gross Carrying Amount, Land	5,460,000
Gross Carrying Amount, Buildings and Improvements	5,277,607
Gross Carrying Amount, Total	10,737,607	[1]
Accumulated Depreciation	$ 1,048,530
Date of Construction	1986
Date Acquired	Feb. 05, 2015
Chico | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,163,063
Initial Cost to Company, Land	400,000
Initial Cost to Company, Buildings and Improvements	1,336,875
Initial Cost to Company, Total	1,736,875
Cost Capitalized Subsequent to Acquisition	227,225
Gross Carrying Amount, Land	400,000
Gross Carrying Amount, Buildings and Improvements	1,564,100
Gross Carrying Amount, Total	1,964,100	[1]
Accumulated Depreciation	$ 338,409
Date of Construction	1984
Date Acquired	Jan. 23, 2015
Lancaster | California | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,682,730
Initial Cost to Company, Land	200,000
Initial Cost to Company, Buildings and Improvements	1,516,875
Initial Cost to Company, Total	1,716,875
Cost Capitalized Subsequent to Acquisition	326,487
Gross Carrying Amount, Land	200,000
Gross Carrying Amount, Buildings and Improvements	1,843,362
Gross Carrying Amount, Total	2,043,362	[1]
Accumulated Depreciation	$ 429,551
Date of Construction	1980
Date Acquired	Jan. 29, 2015
Lancaster | Canada | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,350,873
Initial Cost to Company, Land	670,392
Initial Cost to Company, Buildings and Improvements	3,711,424
Initial Cost to Company, Total	4,381,816
Cost Capitalized Subsequent to Acquisition	234,616
Gross Carrying Amount, Land	670,392
Gross Carrying Amount, Buildings and Improvements	3,946,040
Gross Carrying Amount, Total	4,616,432	[1]
Accumulated Depreciation	$ 619,503
Date of Construction	1991
Date Acquired	Jan. 11, 2016
Riverside | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,326,127
Initial Cost to Company, Land	370,000
Initial Cost to Company, Buildings and Improvements	2,326,875
Initial Cost to Company, Total	2,696,875
Cost Capitalized Subsequent to Acquisition	443,806
Gross Carrying Amount, Land	370,000
Gross Carrying Amount, Buildings and Improvements	2,770,681
Gross Carrying Amount, Total	3,140,681	[1]
Accumulated Depreciation	$ 559,516
Date of Construction	1985
Date Acquired	Jan. 23, 2015
Fairfield | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,746,809
Initial Cost to Company, Land	730,000
Initial Cost to Company, Buildings and Improvements	2,946,875
Initial Cost to Company, Total	3,676,875
Cost Capitalized Subsequent to Acquisition	99,100
Gross Carrying Amount, Land	730,000
Gross Carrying Amount, Buildings and Improvements	3,045,975
Gross Carrying Amount, Total	3,775,975	[1]
Accumulated Depreciation	$ 616,798
Date of Construction	1984
Date Acquired	Jan. 23, 2015
Lompoc | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,821,047
Initial Cost to Company, Land	1,000,000
Initial Cost to Company, Buildings and Improvements	2,746,875
Initial Cost to Company, Total	3,746,875
Cost Capitalized Subsequent to Acquisition	150,688
Gross Carrying Amount, Land	1,000,000
Gross Carrying Amount, Buildings and Improvements	2,897,563
Gross Carrying Amount, Total	3,897,563	[1]
Accumulated Depreciation	$ 576,227
Date of Construction	1982
Date Acquired	Feb. 05, 2015
Santa Rosa | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,324,823
Initial Cost to Company, Land	3,150,000
Initial Cost to Company, Buildings and Improvements	6,716,875
Initial Cost to Company, Total	9,866,875
Cost Capitalized Subsequent to Acquisition	369,705
Gross Carrying Amount, Land	3,150,000
Gross Carrying Amount, Buildings and Improvements	7,086,580
Gross Carrying Amount, Total	10,236,580	[1]
Accumulated Depreciation	$ 1,393,470
Date of Construction	1979-1981
Date Acquired	Jan. 29, 2015
Vallejo | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,237,821
Initial Cost to Company, Land	990,000
Initial Cost to Company, Buildings and Improvements	3,946,875
Initial Cost to Company, Total	4,936,875
Cost Capitalized Subsequent to Acquisition	173,697
Gross Carrying Amount, Land	990,000
Gross Carrying Amount, Buildings and Improvements	4,120,572
Gross Carrying Amount, Total	5,110,572	[1]
Accumulated Depreciation	$ 824,942
Date of Construction	1981
Date Acquired	Jan. 29, 2015
Federal Heights | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,375,619
Initial Cost to Company, Land	1,100,000
Initial Cost to Company, Buildings and Improvements	3,346,875
Initial Cost to Company, Total	4,446,875
Cost Capitalized Subsequent to Acquisition	344,130
Gross Carrying Amount, Land	1,100,000
Gross Carrying Amount, Buildings and Improvements	3,691,005
Gross Carrying Amount, Total	4,791,005	[1]
Accumulated Depreciation	$ 833,053
Date of Construction	1983
Date Acquired	Jan. 29, 2015
Aurora | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,800,729
Initial Cost to Company, Land	810,000
Initial Cost to Company, Buildings and Improvements	5,906,875
Initial Cost to Company, Total	6,716,875
Cost Capitalized Subsequent to Acquisition	500,621
Gross Carrying Amount, Land	810,000
Gross Carrying Amount, Buildings and Improvements	6,407,496
Gross Carrying Amount, Total	7,217,496	[1]
Accumulated Depreciation	$ 1,256,353
Date of Construction	1984
Date Acquired	Feb. 05, 2015
Littleton | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,177,650
Initial Cost to Company, Land	1,680,000
Initial Cost to Company, Buildings and Improvements	2,456,875
Initial Cost to Company, Total	4,136,875
Cost Capitalized Subsequent to Acquisition	281,681
Gross Carrying Amount, Land	1,680,000
Gross Carrying Amount, Buildings and Improvements	2,738,556
Gross Carrying Amount, Total	4,418,556	[1]
Accumulated Depreciation	$ 569,293
Date of Construction	1985
Date Acquired	Jan. 23, 2015
Bloomingdale | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,375,619
Initial Cost to Company, Land	810,000
Initial Cost to Company, Buildings and Improvements	3,856,874
Initial Cost to Company, Total	4,666,874
Cost Capitalized Subsequent to Acquisition	292,022
Gross Carrying Amount, Land	810,000
Gross Carrying Amount, Buildings and Improvements	4,148,896
Gross Carrying Amount, Total	4,958,896	[1]
Accumulated Depreciation	$ 808,741
Date of Construction	1987
Date Acquired	Feb. 19, 2015
Crestwood | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,633,238
Initial Cost to Company, Land	250,000
Initial Cost to Company, Buildings and Improvements	2,096,875
Initial Cost to Company, Total	2,346,875
Cost Capitalized Subsequent to Acquisition	289,225
Gross Carrying Amount, Land	250,000
Gross Carrying Amount, Buildings and Improvements	2,386,100
Gross Carrying Amount, Total	2,636,100	[1]
Accumulated Depreciation	$ 500,125
Date of Construction	1987
Date Acquired	Jan. 23, 2015
Forestville | Maryland
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,464,444
Initial Cost to Company, Land	1,940,000
Initial Cost to Company, Buildings and Improvements	4,346,875
Initial Cost to Company, Total	6,286,875
Cost Capitalized Subsequent to Acquisition	916,799
Gross Carrying Amount, Land	1,940,000
Gross Carrying Amount, Buildings and Improvements	5,263,674
Gross Carrying Amount, Total	7,203,674	[1]
Accumulated Depreciation	$ 1,170,978
Date of Construction	1988
Date Acquired	Jan. 23, 2015
Warren | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,954,936
Initial Cost to Company, Land	230,000
Initial Cost to Company, Buildings and Improvements	2,966,875
Initial Cost to Company, Total	3,196,875
Cost Capitalized Subsequent to Acquisition	414,426
Gross Carrying Amount, Land	230,000
Gross Carrying Amount, Buildings and Improvements	3,381,301
Gross Carrying Amount, Total	3,611,301	[1]
Accumulated Depreciation	$ 661,863
Date of Construction	1996
Date Acquired	May 08, 2015
Warren | Michigan | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,251,889
Initial Cost to Company, Land	240,000
Initial Cost to Company, Buildings and Improvements	3,066,875
Initial Cost to Company, Total	3,306,875
Cost Capitalized Subsequent to Acquisition	647,801
Gross Carrying Amount, Land	240,000
Gross Carrying Amount, Buildings and Improvements	3,714,676
Gross Carrying Amount, Total	3,954,676	[1]
Accumulated Depreciation	$ 751,865
Date of Construction	1987
Date Acquired	May 08, 2015
Sterling Heights | Michigan
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,301,381
Initial Cost to Company, Land	250,000
Initial Cost to Company, Buildings and Improvements	3,286,875
Initial Cost to Company, Total	3,536,875
Cost Capitalized Subsequent to Acquisition	687,046
Gross Carrying Amount, Land	250,000
Gross Carrying Amount, Buildings and Improvements	3,973,921
Gross Carrying Amount, Total	4,223,921	[1]
Accumulated Depreciation	$ 738,112
Date of Construction	1977
Date Acquired	May 21, 2015
Troy | Michigan
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,414,952
Initial Cost to Company, Land	240,000
Initial Cost to Company, Buildings and Improvements	4,176,875
Initial Cost to Company, Total	4,416,875
Cost Capitalized Subsequent to Acquisition	223,434
Gross Carrying Amount, Land	240,000
Gross Carrying Amount, Buildings and Improvements	4,400,309
Gross Carrying Amount, Total	4,640,309	[1]
Accumulated Depreciation	$ 838,838
Date of Construction	1988
Date Acquired	May 08, 2015
Troy | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,988,229
Initial Cost to Company, Land	150,666
Initial Cost to Company, Buildings and Improvements	2,596,010
Initial Cost to Company, Total	2,746,676
Cost Capitalized Subsequent to Acquisition	56,417
Gross Carrying Amount, Land	150,666
Gross Carrying Amount, Buildings and Improvements	2,652,427
Gross Carrying Amount, Total	2,803,093	[1]
Accumulated Depreciation	$ 447,468
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Beverly | New Jersey
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,385,778
Initial Cost to Company, Land	400,000
Initial Cost to Company, Buildings and Improvements	1,696,875
Initial Cost to Company, Total	2,096,875
Cost Capitalized Subsequent to Acquisition	280,370
Gross Carrying Amount, Land	400,000
Gross Carrying Amount, Buildings and Improvements	1,977,245
Gross Carrying Amount, Total	2,377,245	[1]
Accumulated Depreciation	$ 345,453
Date of Construction	1988
Date Acquired	May 28, 2015
Everett | Washington
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,722,063
Initial Cost to Company, Land	2,010,000
Initial Cost to Company, Buildings and Improvements	2,956,875
Initial Cost to Company, Total	4,966,875
Cost Capitalized Subsequent to Acquisition	592,662
Gross Carrying Amount, Land	2,010,000
Gross Carrying Amount, Buildings and Improvements	3,549,537
Gross Carrying Amount, Total	5,559,537	[1]
Accumulated Depreciation	$ 682,138
Date of Construction	1986
Date Acquired	Feb. 05, 2015
Foley | Alabama
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,132,587
Initial Cost to Company, Land	1,839,000
Initial Cost to Company, Buildings and Improvements	5,717,000
Initial Cost to Company, Total	7,556,000
Cost Capitalized Subsequent to Acquisition	597,640
Gross Carrying Amount, Land	1,839,000
Gross Carrying Amount, Buildings and Improvements	6,314,640
Gross Carrying Amount, Total	8,153,640	[1]
Accumulated Depreciation	$ 1,133,176
Date of Construction	1985/1996/2006
Date Acquired	Sep. 11, 2015
Tampa | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,633,238
Initial Cost to Company, Land	718,244
Initial Cost to Company, Buildings and Improvements	2,257,471
Initial Cost to Company, Total	2,975,715
Cost Capitalized Subsequent to Acquisition	544,520
Gross Carrying Amount, Land	718,244
Gross Carrying Amount, Buildings and Improvements	2,801,991
Gross Carrying Amount, Total	3,520,235	[1]
Accumulated Depreciation	$ 465,819
Date of Construction	1985
Date Acquired	Nov. 03, 2015
Boynton Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,166,188
Initial Cost to Company, Land	1,983,491
Initial Cost to Company, Buildings and Improvements	15,232,817
Initial Cost to Company, Total	17,216,308
Cost Capitalized Subsequent to Acquisition	401,381
Gross Carrying Amount, Land	1,983,491
Gross Carrying Amount, Buildings and Improvements	15,634,198
Gross Carrying Amount, Total	17,617,689	[1]
Accumulated Depreciation	$ 1,903,280
Date of Construction	2004
Date Acquired	Jan. 07, 2016
Milton | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,941,133	[2]
Initial Cost to Company, Land	1,452,870	[2]
Initial Cost to Company, Buildings and Improvements	7,929,810	[2]
Initial Cost to Company, Total	9,382,680	[2]
Cost Capitalized Subsequent to Acquisition	935,627	[3]
Gross Carrying Amount, Land	1,551,187	[2]
Gross Carrying Amount, Buildings and Improvements	8,767,120	[2]
Gross Carrying Amount, Total	10,318,307	[1],[2]
Accumulated Depreciation	$ 1,024,658	[2]
Date of Construction	2006	[2]
Date Acquired	Feb. 11, 2016	[2]
Burlington | Canada | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,471,372	[2]
Initial Cost to Company, Land	3,293,267	[2]
Initial Cost to Company, Buildings and Improvements	10,278,861	[2]
Initial Cost to Company, Total	13,572,128	[2]
Cost Capitalized Subsequent to Acquisition	1,161,001	[3]
Gross Carrying Amount, Land	3,516,127	[2]
Gross Carrying Amount, Buildings and Improvements	11,217,002	[2]
Gross Carrying Amount, Total	14,733,129	[1],[2]
Accumulated Depreciation	$ 1,343,310	[2]
Date of Construction	2011	[2]
Date Acquired	Feb. 11, 2016	[2]
Burlington | Canada | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,735,686	[2]
Initial Cost to Company, Land	2,944,035	[2]
Initial Cost to Company, Buildings and Improvements	5,125,839	[2]
Initial Cost to Company, Total	8,069,874	[2]
Cost Capitalized Subsequent to Acquisition	507,540	[3]
Gross Carrying Amount, Land	3,056,847	[2]
Gross Carrying Amount, Buildings and Improvements	5,520,567	[2]
Gross Carrying Amount, Total	8,577,414	[1],[2]
Accumulated Depreciation	$ 663,864	[2]
Date of Construction	2008	[2]
Date Acquired	Feb. 29, 2016	[2]
Oakville | Canada | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,543,857	[2]
Initial Cost to Company, Land	2,655,215	[2]
Initial Cost to Company, Buildings and Improvements	13,072,458	[2]
Initial Cost to Company, Total	15,727,673	[2]
Cost Capitalized Subsequent to Acquisition	2,989,499	[3]
Gross Carrying Amount, Land	2,834,896	[2]
Gross Carrying Amount, Buildings and Improvements	15,882,276	[2]
Gross Carrying Amount, Total	18,717,172	[1],[2]
Accumulated Depreciation	$ 1,933,514	[2]
Date of Construction	2016	[2]
Date Acquired	Feb. 11, 2016	[2]
Oakville | Canada | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,663,201	[2]
Initial Cost to Company, Land	2,983,307	[2]
Initial Cost to Company, Buildings and Improvements	9,346,283	[2]
Initial Cost to Company, Total	12,329,590	[2]
Cost Capitalized Subsequent to Acquisition	707,360	[3]
Gross Carrying Amount, Land	3,097,623	[2]
Gross Carrying Amount, Buildings and Improvements	9,939,327	[2]
Gross Carrying Amount, Total	13,036,950	[1],[2]
Accumulated Depreciation	$ 1,218,853	[2]
Date of Construction	2004	[2]
Date Acquired	Feb. 29, 2016	[2]
Xenia | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,705,559
Initial Cost to Company, Land	275,493
Initial Cost to Company, Buildings and Improvements	2,664,693
Initial Cost to Company, Total	2,940,186
Cost Capitalized Subsequent to Acquisition	26,364
Gross Carrying Amount, Land	275,493
Gross Carrying Amount, Buildings and Improvements	2,691,057
Gross Carrying Amount, Total	2,966,550	[1]
Accumulated Depreciation	$ 400,301
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Sidney | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,817,166
Initial Cost to Company, Land	255,246
Initial Cost to Company, Buildings and Improvements	1,806,349
Initial Cost to Company, Total	2,061,595
Cost Capitalized Subsequent to Acquisition	106,739
Gross Carrying Amount, Land	255,246
Gross Carrying Amount, Buildings and Improvements	1,913,088
Gross Carrying Amount, Total	2,168,334	[1]
Accumulated Depreciation	$ 415,302
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Greenville | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,897,929
Initial Cost to Company, Land	82,598
Initial Cost to Company, Buildings and Improvements	1,909,466
Initial Cost to Company, Total	1,992,064
Cost Capitalized Subsequent to Acquisition	48,898
Gross Carrying Amount, Land	82,598
Gross Carrying Amount, Buildings and Improvements	1,958,364
Gross Carrying Amount, Total	2,040,962	[1]
Accumulated Depreciation	$ 286,401
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Washington Court House | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,947,848
Initial Cost to Company, Land	255,456
Initial Cost to Company, Buildings and Improvements	1,882,203
Initial Cost to Company, Total	2,137,659
Cost Capitalized Subsequent to Acquisition	28,346
Gross Carrying Amount, Land	255,456
Gross Carrying Amount, Buildings and Improvements	1,910,549
Gross Carrying Amount, Total	2,166,005	[1]
Accumulated Depreciation	$ 290,615
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Richmond | Indiana
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,988,229
Initial Cost to Company, Land	223,159
Initial Cost to Company, Buildings and Improvements	2,944,379
Initial Cost to Company, Total	3,167,538
Cost Capitalized Subsequent to Acquisition	23,738
Gross Carrying Amount, Land	223,159
Gross Carrying Amount, Buildings and Improvements	2,968,117
Gross Carrying Amount, Total	3,191,276	[1]
Accumulated Depreciation	$ 462,658
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Connersville | Indiana
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,857,548
Initial Cost to Company, Land	155,533
Initial Cost to Company, Buildings and Improvements	1,652,290
Initial Cost to Company, Total	1,807,823
Cost Capitalized Subsequent to Acquisition	24,961
Gross Carrying Amount, Land	155,533
Gross Carrying Amount, Buildings and Improvements	1,677,251
Gross Carrying Amount, Total	1,832,784	[1]
Accumulated Depreciation	$ 263,158
Date of Construction	2003
Date Acquired	Apr. 20, 2016
Port St. Lucie | Florida | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,430,191
Initial Cost to Company, Land	2,589,781
Initial Cost to Company, Buildings and Improvements	6,339,578
Initial Cost to Company, Total	8,929,359
Cost Capitalized Subsequent to Acquisition	135,087
Gross Carrying Amount, Land	2,589,781
Gross Carrying Amount, Buildings and Improvements	6,474,665
Gross Carrying Amount, Total	9,064,446	[1]
Accumulated Depreciation	$ 845,185
Date of Construction	1999
Date Acquired	Apr. 29, 2016
Port St. Lucie | Florida | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,264,947
Initial Cost to Company, Land	5,130,621
Initial Cost to Company, Buildings and Improvements	8,410,474
Initial Cost to Company, Total	13,541,095
Cost Capitalized Subsequent to Acquisition	151,777
Gross Carrying Amount, Land	5,130,621
Gross Carrying Amount, Buildings and Improvements	8,562,251
Gross Carrying Amount, Total	13,692,872	[1]
Accumulated Depreciation	$ 1,136,769
Date of Construction	2002
Date Acquired	Jun. 01, 2016
Sacramento | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,157,058
Initial Cost to Company, Land	1,205,209
Initial Cost to Company, Buildings and Improvements	6,616,767
Initial Cost to Company, Total	7,821,976
Cost Capitalized Subsequent to Acquisition	158,568
Gross Carrying Amount, Land	1,205,209
Gross Carrying Amount, Buildings and Improvements	6,775,335
Gross Carrying Amount, Total	7,980,544	[1]
Accumulated Depreciation	$ 800,959
Date of Construction	2006
Date Acquired	May 09, 2016
Oakland | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 13,325,887
Initial Cost to Company, Land	5,711,189
Initial Cost to Company, Buildings and Improvements	6,902,446
Initial Cost to Company, Total	12,613,635
Cost Capitalized Subsequent to Acquisition	82,123
Gross Carrying Amount, Land	5,711,189
Gross Carrying Amount, Buildings and Improvements	6,984,569
Gross Carrying Amount, Total	12,695,758	[1]
Accumulated Depreciation	$ 834,038
Date of Construction	1979
Date Acquired	May 18, 2016
Concord | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 32,628,233
Initial Cost to Company, Land	19,090,003
Initial Cost to Company, Buildings and Improvements	17,202,868
Initial Cost to Company, Total	36,292,871
Cost Capitalized Subsequent to Acquisition	144,116
Gross Carrying Amount, Land	19,090,003
Gross Carrying Amount, Buildings and Improvements	17,346,984
Gross Carrying Amount, Total	36,436,987	[1]
Accumulated Depreciation	$ 2,138,426
Date of Construction	1988/1998
Date Acquired	May 18, 2016
Pompano Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,590,310
Initial Cost to Company, Land	3,947,715
Initial Cost to Company, Buildings and Improvements	16,656,002
Initial Cost to Company, Total	20,603,717
Cost Capitalized Subsequent to Acquisition	154,178
Gross Carrying Amount, Land	3,947,715
Gross Carrying Amount, Buildings and Improvements	16,810,180
Gross Carrying Amount, Total	20,757,895	[1]
Accumulated Depreciation	$ 1,797,481
Date of Construction	1979
Date Acquired	Jun. 01, 2016
Lake Worth | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,308,370
Initial Cost to Company, Land	12,108,208
Initial Cost to Company, Buildings and Improvements	10,804,173
Initial Cost to Company, Total	22,912,381
Cost Capitalized Subsequent to Acquisition	149,355
Gross Carrying Amount, Land	12,108,208
Gross Carrying Amount, Buildings and Improvements	10,953,528
Gross Carrying Amount, Total	23,061,736	[1]
Accumulated Depreciation	$ 1,626,503
Date of Construction	1998/2003
Date Acquired	Jun. 01, 2016
Jupiter | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,568,280
Initial Cost to Company, Land	16,029,881
Initial Cost to Company, Buildings and Improvements	10,556,833
Initial Cost to Company, Total	26,586,714
Cost Capitalized Subsequent to Acquisition	215,037
Gross Carrying Amount, Land	16,029,881
Gross Carrying Amount, Buildings and Improvements	10,771,870
Gross Carrying Amount, Total	26,801,751	[1]
Accumulated Depreciation	$ 1,330,037
Date of Construction	1992/2012
Date Acquired	Jun. 01, 2016
Royal Palm Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,678,415
Initial Cost to Company, Land	11,425,394
Initial Cost to Company, Buildings and Improvements	13,275,322
Initial Cost to Company, Total	24,700,716
Cost Capitalized Subsequent to Acquisition	73,709
Gross Carrying Amount, Land	11,425,394
Gross Carrying Amount, Buildings and Improvements	13,349,031
Gross Carrying Amount, Total	24,774,425	[1]
Accumulated Depreciation	$ 1,871,748
Date of Construction	2001/2003
Date Acquired	Jun. 01, 2016
Wellington | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 14,456,568
Initial Cost to Company, Land	10,233,511
Initial Cost to Company, Buildings and Improvements	11,662,801
Initial Cost to Company, Total	21,896,312
Cost Capitalized Subsequent to Acquisition	65,191
Gross Carrying Amount, Land	10,233,511
Gross Carrying Amount, Buildings and Improvements	11,727,992
Gross Carrying Amount, Total	21,961,503	[1]
Accumulated Depreciation	$ 1,359,869
Date of Construction	2005
Date Acquired	Jun. 01, 2016
Doral | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 14,133,517
Initial Cost to Company, Land	11,335,658
Initial Cost to Company, Buildings and Improvements	11,485,045
Initial Cost to Company, Total	22,820,703
Cost Capitalized Subsequent to Acquisition	207,247
Gross Carrying Amount, Land	11,335,658
Gross Carrying Amount, Buildings and Improvements	11,692,292
Gross Carrying Amount, Total	23,027,950	[1]
Accumulated Depreciation	$ 1,371,867
Date of Construction	1998
Date Acquired	Jun. 01, 2016
Plantation | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 15,969,792
Initial Cost to Company, Land	12,989,079
Initial Cost to Company, Buildings and Improvements	19,224,919
Initial Cost to Company, Total	32,213,998
Cost Capitalized Subsequent to Acquisition	111,811
Gross Carrying Amount, Land	12,989,079
Gross Carrying Amount, Buildings and Improvements	19,336,730
Gross Carrying Amount, Total	32,325,809	[1]
Accumulated Depreciation	$ 2,245,241
Date of Construction	2002/2012
Date Acquired	Jun. 01, 2016
Naples | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 14,214,280
Initial Cost to Company, Land	11,789,085
Initial Cost to Company, Buildings and Improvements	12,771,305
Initial Cost to Company, Total	24,560,390
Cost Capitalized Subsequent to Acquisition	167,417
Gross Carrying Amount, Land	11,789,085
Gross Carrying Amount, Buildings and Improvements	12,938,722
Gross Carrying Amount, Total	24,727,807	[1]
Accumulated Depreciation	$ 1,476,192
Date of Construction	2002
Date Acquired	Jun. 01, 2016
Delray | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,854,625
Initial Cost to Company, Land	17,096,692
Initial Cost to Company, Buildings and Improvements	12,983,627
Initial Cost to Company, Total	30,080,319
Cost Capitalized Subsequent to Acquisition	173,022
Gross Carrying Amount, Land	17,096,692
Gross Carrying Amount, Buildings and Improvements	13,156,649
Gross Carrying Amount, Total	30,253,341	[1]
Accumulated Depreciation	$ 1,541,643
Date of Construction	2003
Date Acquired	Jun. 01, 2016
Baltimore | Maryland
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 16,293,926
Initial Cost to Company, Land	3,897,872
Initial Cost to Company, Buildings and Improvements	22,427,843
Initial Cost to Company, Total	26,325,715
Cost Capitalized Subsequent to Acquisition	276,571
Gross Carrying Amount, Land	3,897,872
Gross Carrying Amount, Buildings and Improvements	22,704,414
Gross Carrying Amount, Total	26,602,286	[1]
Accumulated Depreciation	$ 2,739,385
Date of Construction	1990/2014
Date Acquired	Jun. 01, 2016
Sonoma | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,283,197
Initial Cost to Company, Land	3,468,153
Initial Cost to Company, Buildings and Improvements	3,679,939
Initial Cost to Company, Total	7,148,092
Cost Capitalized Subsequent to Acquisition	51,077
Gross Carrying Amount, Land	3,468,153
Gross Carrying Amount, Buildings and Improvements	3,731,016
Gross Carrying Amount, Total	7,199,169	[1]
Accumulated Depreciation	$ 472,501
Date of Construction	1984
Date Acquired	Jun. 14, 2016
Las Vegas I | Nevada | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,210,195
Initial Cost to Company, Land	2,391,220
Initial Cost to Company, Buildings and Improvements	11,117,892
Initial Cost to Company, Total	13,509,112
Cost Capitalized Subsequent to Acquisition	144,928
Gross Carrying Amount, Land	2,391,220
Gross Carrying Amount, Buildings and Improvements	11,262,820
Gross Carrying Amount, Total	13,654,040	[1]
Accumulated Depreciation	$ 1,179,359
Date of Construction	2002
Date Acquired	Jul. 28, 2016
Las Vegas II | Nevada | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,471,995
Initial Cost to Company, Land	3,840,088
Initial Cost to Company, Buildings and Improvements	9,916,937
Initial Cost to Company, Total	13,757,025
Cost Capitalized Subsequent to Acquisition	111,618
Gross Carrying Amount, Land	3,840,088
Gross Carrying Amount, Buildings and Improvements	10,028,555
Gross Carrying Amount, Total	13,868,643	[1]
Accumulated Depreciation	$ 1,108,709
Date of Construction	2000
Date Acquired	Sep. 23, 2016
Las Vegas III | Nevada | Property Three
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,544,997
Initial Cost to Company, Land	2,565,579
Initial Cost to Company, Buildings and Improvements	6,338,944
Initial Cost to Company, Total	8,904,523
Cost Capitalized Subsequent to Acquisition	169,906
Gross Carrying Amount, Land	2,565,579
Gross Carrying Amount, Buildings and Improvements	6,508,850
Gross Carrying Amount, Total	9,074,429	[1]
Accumulated Depreciation	$ 737,188
Date of Construction	1989
Date Acquired	Sep. 27, 2016
Asheville I | North Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,113,097
Initial Cost to Company, Land	3,619,676
Initial Cost to Company, Buildings and Improvements	11,173,603
Initial Cost to Company, Total	14,793,279
Cost Capitalized Subsequent to Acquisition	288,193
Gross Carrying Amount, Land	3,619,676
Gross Carrying Amount, Buildings and Improvements	11,461,796
Gross Carrying Amount, Total	15,081,472	[1]
Accumulated Depreciation	$ 1,212,018
Date of Construction	1988/2005/2015
Date Acquired	Dec. 30, 2016
Asheville II | North Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,236,212
Initial Cost to Company, Land	1,764,969
Initial Cost to Company, Buildings and Improvements	3,107,311
Initial Cost to Company, Total	4,872,280
Cost Capitalized Subsequent to Acquisition	78,177
Gross Carrying Amount, Land	1,764,969
Gross Carrying Amount, Buildings and Improvements	3,185,488
Gross Carrying Amount, Total	4,950,457	[1]
Accumulated Depreciation	$ 366,004
Date of Construction	1984
Date Acquired	Dec. 30, 2016
Hendersonville I | North Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,234,137
Initial Cost to Company, Land	1,081,547
Initial Cost to Company, Buildings and Improvements	3,441,204
Initial Cost to Company, Total	4,522,751
Cost Capitalized Subsequent to Acquisition	105,475
Gross Carrying Amount, Land	1,081,547
Gross Carrying Amount, Buildings and Improvements	3,546,679
Gross Carrying Amount, Total	4,628,226	[1]
Accumulated Depreciation	$ 378,487
Date of Construction	1982
Date Acquired	Dec. 30, 2016
Asheville III | North Carolina | Property Three
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,657,189
Initial Cost to Company, Land	5,096,833
Initial Cost to Company, Buildings and Improvements	4,620,013
Initial Cost to Company, Total	9,716,846
Cost Capitalized Subsequent to Acquisition	159,066
Gross Carrying Amount, Land	5,096,833
Gross Carrying Amount, Buildings and Improvements	4,779,079
Gross Carrying Amount, Total	9,875,912	[1]
Accumulated Depreciation	$ 558,244
Date of Construction	1991/2002
Date Acquired	Dec. 30, 2016
Arden | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,529,921
Initial Cost to Company, Land	1,790,118
Initial Cost to Company, Buildings and Improvements	10,265,741
Initial Cost to Company, Total	12,055,859
Cost Capitalized Subsequent to Acquisition	199,741
Gross Carrying Amount, Land	1,790,118
Gross Carrying Amount, Buildings and Improvements	10,465,482
Gross Carrying Amount, Total	12,255,600	[1]
Accumulated Depreciation	$ 994,253
Date of Construction	1973
Date Acquired	Dec. 30, 2016
Asheville IV | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,394,350
Initial Cost to Company, Land	4,558,139
Initial Cost to Company, Buildings and Improvements	4,455,118
Initial Cost to Company, Total	9,013,257
Cost Capitalized Subsequent to Acquisition	86,312
Gross Carrying Amount, Land	4,558,139
Gross Carrying Amount, Buildings and Improvements	4,541,430
Gross Carrying Amount, Total	9,099,569	[1]
Accumulated Depreciation	$ 544,682
Date of Construction	1985/1986/2005
Date Acquired	Dec. 30, 2016
Asheville V | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,051,449
Initial Cost to Company, Land	2,414,680
Initial Cost to Company, Buildings and Improvements	7,826,417
Initial Cost to Company, Total	10,241,097
Cost Capitalized Subsequent to Acquisition	124,678
Gross Carrying Amount, Land	2,414,680
Gross Carrying Amount, Buildings and Improvements	7,951,095
Gross Carrying Amount, Total	10,365,775	[1]
Accumulated Depreciation	$ 854,206
Date of Construction	1978/2009/2014
Date Acquired	Dec. 30, 2016
Asheville VI | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,474,411
Initial Cost to Company, Land	1,306,240
Initial Cost to Company, Buildings and Improvements	5,121,332
Initial Cost to Company, Total	6,427,572
Cost Capitalized Subsequent to Acquisition	105,933
Gross Carrying Amount, Land	1,306,240
Gross Carrying Amount, Buildings and Improvements	5,227,265
Gross Carrying Amount, Total	6,533,505	[1]
Accumulated Depreciation	$ 513,159
Date of Construction	2004
Date Acquired	Dec. 30, 2016
Asheville VIII | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,517,556
Initial Cost to Company, Land	1,764,965
Initial Cost to Company, Buildings and Improvements	6,162,855
Initial Cost to Company, Total	7,927,820
Cost Capitalized Subsequent to Acquisition	143,977
Gross Carrying Amount, Land	1,764,965
Gross Carrying Amount, Buildings and Improvements	6,306,832
Gross Carrying Amount, Total	8,071,797	[1]
Accumulated Depreciation	$ 693,448
Date of Construction	1968/2002
Date Acquired	Dec. 30, 2016
Hendersonville II | North Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,254,715
Initial Cost to Company, Land	2,597,584
Initial Cost to Company, Buildings and Improvements	5,037,350
Initial Cost to Company, Total	7,634,934
Cost Capitalized Subsequent to Acquisition	160,072
Gross Carrying Amount, Land	2,597,584
Gross Carrying Amount, Buildings and Improvements	5,197,422
Gross Carrying Amount, Total	7,795,006	[1]
Accumulated Depreciation	$ 657,926
Date of Construction	1989/2003
Date Acquired	Dec. 30, 2016
Asheville VII | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,585,252
Initial Cost to Company, Land	782,457
Initial Cost to Company, Buildings and Improvements	2,139,791
Initial Cost to Company, Total	2,922,248
Cost Capitalized Subsequent to Acquisition	58,418
Gross Carrying Amount, Land	782,457
Gross Carrying Amount, Buildings and Improvements	2,198,209
Gross Carrying Amount, Total	2,980,666	[1]
Accumulated Depreciation	$ 253,424
Date of Construction	1999
Date Acquired	Dec. 30, 2016
Sweeten Creek Land | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 348,480
Initial Cost to Company, Total	348,480
Gross Carrying Amount, Land	348,480
Gross Carrying Amount, Total	$ 348,480	[1]
Date of Construction	N/A
Date Acquired	Dec. 30, 2016
Highland Center Land | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 50,000
Initial Cost to Company, Total	50,000
Gross Carrying Amount, Land	50,000
Gross Carrying Amount, Total	$ 50,000	[1]
Date of Construction	N/A
Date Acquired	Dec. 30, 2016
Aurora II | Colorado | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,560,873
Initial Cost to Company, Land	1,584,664
Initial Cost to Company, Buildings and Improvements	8,196,091
Initial Cost to Company, Total	9,780,755
Cost Capitalized Subsequent to Acquisition	96,060
Gross Carrying Amount, Land	1,584,664
Gross Carrying Amount, Buildings and Improvements	8,292,151
Gross Carrying Amount, Total	9,876,815	[1]
Accumulated Depreciation	$ 962,350
Date of Construction	2012
Date Acquired	Jan. 11, 2017
Dufferin | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 18,426,124	[2]
Initial Cost to Company, Land	6,258,511	[2]
Initial Cost to Company, Buildings and Improvements	16,287,332	[2]
Initial Cost to Company, Total	22,545,843	[2]
Cost Capitalized Subsequent to Acquisition	219,635	[2],[3]
Gross Carrying Amount, Land	6,283,048	[2]
Gross Carrying Amount, Buildings and Improvements	16,482,430	[2]
Gross Carrying Amount, Total	22,765,478	[1],[2]
Accumulated Depreciation	$ 1,539,550	[2]
Date of Construction	2015	[2]
Date Acquired	Feb. 01, 2017	[2]
Mavis | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 12,743,301	[2]
Initial Cost to Company, Land	4,657,233	[2]
Initial Cost to Company, Buildings and Improvements	14,493,508	[2]
Initial Cost to Company, Total	19,150,741	[2]
Cost Capitalized Subsequent to Acquisition	155,843	[2],[3]
Gross Carrying Amount, Land	4,675,492	[2]
Gross Carrying Amount, Buildings and Improvements	14,631,092	[2]
Gross Carrying Amount, Total	19,306,584	[1],[2]
Accumulated Depreciation	$ 1,348,393	[2]
Date of Construction	2013	[2]
Date Acquired	Feb. 01, 2017	[2]
Brewster | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,385,269	[2]
Initial Cost to Company, Land	4,136,329	[2]
Initial Cost to Company, Buildings and Improvements	9,527,410	[2]
Initial Cost to Company, Total	13,663,739	[2]
Cost Capitalized Subsequent to Acquisition	107,094	[2],[3]
Gross Carrying Amount, Land	4,152,546	[2]
Gross Carrying Amount, Buildings and Improvements	9,618,287	[2]
Gross Carrying Amount, Total	13,770,833	[1],[2]
Accumulated Depreciation	$ 897,554	[2]
Date of Construction	2013	[2]
Date Acquired	Feb. 01, 2017	[2]
Granite | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,199,444	[2]
Initial Cost to Company, Land	3,126,446	[2]
Initial Cost to Company, Buildings and Improvements	8,701,429	[2]
Initial Cost to Company, Total	11,827,875	[2]
Cost Capitalized Subsequent to Acquisition	109,913	[2],[3]
Gross Carrying Amount, Land	3,138,703	[2]
Gross Carrying Amount, Buildings and Improvements	8,799,085	[2]
Gross Carrying Amount, Total	11,937,788	[1],[2]
Accumulated Depreciation	$ 782,623	[2]
Date of Construction	1998/2016	[2]
Date Acquired	Feb. 01, 2017	[2]
Centennial | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,391,273	[2]
Initial Cost to Company, Land	1,714,644	[2]
Initial Cost to Company, Buildings and Improvements	11,428,538	[2]
Initial Cost to Company, Total	13,143,182	[2]
Cost Capitalized Subsequent to Acquisition	170,347	[2],[3]
Gross Carrying Amount, Land	1,721,366	[2]
Gross Carrying Amount, Buildings and Improvements	11,592,163	[2]
Gross Carrying Amount, Total	13,313,529	[1],[2]
Accumulated Depreciation	$ 1,013,267	[2]
Date of Construction	2016/2017	[2]
Date Acquired	Feb. 01, 2017	[2]
Ft Pierce | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,479,547
Initial Cost to Company, Land	1,152,931
Initial Cost to Company, Buildings and Improvements	12,398,306
Initial Cost to Company, Total	13,551,237
Cost Capitalized Subsequent to Acquisition	22,461
Gross Carrying Amount, Land	1,152,931
Gross Carrying Amount, Buildings and Improvements	12,420,767
Gross Carrying Amount, Total	13,573,698	[1]
Accumulated Depreciation	$ 358,952
Date of Construction	2008
Date Acquired	Jan. 24, 2019
Russell Blvd, Las Vegas II | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 13,002,835
Initial Cost to Company, Land	3,433,634
Initial Cost to Company, Buildings and Improvements	15,449,497
Initial Cost to Company, Total	18,883,131
Cost Capitalized Subsequent to Acquisition	6,640
Gross Carrying Amount, Land	3,433,634
Gross Carrying Amount, Buildings and Improvements	15,456,137
Gross Carrying Amount, Total	18,889,771	[1]
Accumulated Depreciation	$ 562,583
Date of Construction	1996
Date Acquired	Jan. 24, 2019
Jones Blvd, Las Vegas I | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,902,999
Initial Cost to Company, Land	1,975,283
Initial Cost to Company, Buildings and Improvements	12,565,410
Initial Cost to Company, Total	14,540,693
Cost Capitalized Subsequent to Acquisition	35,094
Gross Carrying Amount, Land	1,975,283
Gross Carrying Amount, Buildings and Improvements	12,600,504
Gross Carrying Amount, Total	14,575,787	[1]
Accumulated Depreciation	$ 362,807
Date of Construction	1999
Date Acquired	Jan. 24, 2019
Airport Rd, Colorado Springs | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,664,395
Initial Cost to Company, Land	870,373
Initial Cost to Company, Buildings and Improvements	7,877,813
Initial Cost to Company, Total	8,748,186
Cost Capitalized Subsequent to Acquisition	97,297
Gross Carrying Amount, Land	870,373
Gross Carrying Amount, Buildings and Improvements	7,975,110
Gross Carrying Amount, Total	8,845,483	[1]
Accumulated Depreciation	$ 242,859
Date of Construction	1983
Date Acquired	Jan. 24, 2019
Riverside | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,461,036
Initial Cost to Company, Land	1,259,685
Initial Cost to Company, Buildings and Improvements	6,995,794
Initial Cost to Company, Total	8,255,479
Cost Capitalized Subsequent to Acquisition	102,225
Gross Carrying Amount, Land	1,259,685
Gross Carrying Amount, Buildings and Improvements	7,098,019
Gross Carrying Amount, Total	8,357,704	[1]
Accumulated Depreciation	$ 223,795
Date of Construction	1980
Date Acquired	Jan. 24, 2019
Stockton | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,653,407
Initial Cost to Company, Land	783,938
Initial Cost to Company, Buildings and Improvements	7,706,492
Initial Cost to Company, Total	8,490,430
Cost Capitalized Subsequent to Acquisition	1,232
Gross Carrying Amount, Land	783,938
Gross Carrying Amount, Buildings and Improvements	7,707,724
Gross Carrying Amount, Total	8,491,662	[1]
Accumulated Depreciation	$ 243,952
Date of Construction	1984
Date Acquired	Jan. 24, 2019
Azusa | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,530,028
Initial Cost to Company, Land	4,384,861
Initial Cost to Company, Buildings and Improvements	9,153,677
Initial Cost to Company, Total	13,538,538
Cost Capitalized Subsequent to Acquisition	135,589
Gross Carrying Amount, Land	4,384,861
Gross Carrying Amount, Buildings and Improvements	9,289,266
Gross Carrying Amount, Total	13,674,127	[1]
Accumulated Depreciation	$ 276,663
Date of Construction	1986
Date Acquired	Jan. 24, 2019
Romeoville | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,836,240
Initial Cost to Company, Land	964,701
Initial Cost to Company, Buildings and Improvements	5,755,146
Initial Cost to Company, Total	6,719,847
Cost Capitalized Subsequent to Acquisition	48,208
Gross Carrying Amount, Land	964,701
Gross Carrying Amount, Buildings and Improvements	5,803,354
Gross Carrying Amount, Total	6,768,055	[1]
Accumulated Depreciation	$ 189,896
Date of Construction	1986
Date Acquired	Jan. 24, 2019
Elgin | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,665,177
Initial Cost to Company, Land	1,162,197
Initial Cost to Company, Buildings and Improvements	2,895,052
Initial Cost to Company, Total	4,057,249
Cost Capitalized Subsequent to Acquisition	41,578
Gross Carrying Amount, Land	1,162,197
Gross Carrying Amount, Buildings and Improvements	2,936,630
Gross Carrying Amount, Total	4,098,827	[1]
Accumulated Depreciation	$ 121,271
Date of Construction	1986
Date Acquired	Jan. 24, 2019
San Antonio I | Texas | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,126,214
Initial Cost to Company, Land	1,602,740
Initial Cost to Company, Buildings and Improvements	9,196,093
Initial Cost to Company, Total	10,798,833
Cost Capitalized Subsequent to Acquisition	88,535
Gross Carrying Amount, Land	1,602,740
Gross Carrying Amount, Buildings and Improvements	9,284,628
Gross Carrying Amount, Total	10,887,368	[1]
Accumulated Depreciation	$ 279,444
Date of Construction	1998
Date Acquired	Jan. 24, 2019
Kingwood | Texas
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,299,510
Initial Cost to Company, Land	1,016,291
Initial Cost to Company, Buildings and Improvements	9,358,519
Initial Cost to Company, Total	10,374,810
Cost Capitalized Subsequent to Acquisition	64,973
Gross Carrying Amount, Land	1,016,291
Gross Carrying Amount, Buildings and Improvements	9,423,492
Gross Carrying Amount, Total	10,439,783	[1]
Accumulated Depreciation	$ 302,752
Date of Construction	2001
Date Acquired	Jan. 24, 2019
Aurora | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,942,344
Initial Cost to Company, Land	1,678,141
Initial Cost to Company, Buildings and Improvements	5,958,219
Initial Cost to Company, Total	7,636,360
Cost Capitalized Subsequent to Acquisition	12,582
Gross Carrying Amount, Land	1,678,141
Gross Carrying Amount, Buildings and Improvements	5,970,801
Gross Carrying Amount, Total	7,648,942	[1]
Accumulated Depreciation	$ 243,322
Date of Construction	2015
Date Acquired	Jan. 24, 2019
San Antonio II | Texas | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,109,187
Initial Cost to Company, Buildings and Improvements	8,579,806
Initial Cost to Company, Total	$ 11,688,993
Date of Construction	2004
Date Acquired	Jan. 24, 2019
Stoney Creek I | Ontario | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,591,950
Initial Cost to Company, Land	2,363,127
Initial Cost to Company, Buildings and Improvements	8,154,202
Initial Cost to Company, Total	10,517,329
Cost Capitalized Subsequent to Acquisition	321,104	[3]
Gross Carrying Amount, Land	2,423,704
Gross Carrying Amount, Buildings and Improvements	8,414,729
Gross Carrying Amount, Total	10,838,433	[1]
Accumulated Depreciation	$ 261,845
Date of Construction	N/A
Date Acquired	Jan. 24, 2019
Torbarrie | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,936,996
Initial Cost to Company, Land	2,714,051
Initial Cost to Company, Total	2,714,051
Gross Carrying Amount, Land	2,783,623
Gross Carrying Amount, Total	$ 2,783,623	[1]
Date of Construction	1980
Date Acquired	Jan. 24, 2019
Baseline | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,882,318
Initial Cost to Company, Land	1,307,289
Initial Cost to Company, Buildings and Improvements	11,385,380
Initial Cost to Company, Total	12,692,669
Gross Carrying Amount, Land	1,307,289
Gross Carrying Amount, Buildings and Improvements	11,385,380
Gross Carrying Amount, Total	12,692,669	[1]
Accumulated Depreciation	$ 362,892
Date of Construction	2016
Date Acquired	Jan. 24, 2019
3173 Sweeten Creek Rd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,636,033
Initial Cost to Company, Land	1,036,164
Initial Cost to Company, Buildings and Improvements	8,764,558
Initial Cost to Company, Total	9,800,722
Cost Capitalized Subsequent to Acquisition	1,048,068
Gross Carrying Amount, Land	1,036,164
Gross Carrying Amount, Buildings and Improvements	9,812,626
Gross Carrying Amount, Total	10,848,790	[1]
Accumulated Depreciation	$ 276,861
Date of Construction	1982
Date Acquired	Jan. 24, 2019
Elk Grove | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,670,067
Initial Cost to Company, Land	2,384,166
Initial Cost to Company, Buildings and Improvements	6,000,071
Initial Cost to Company, Total	8,384,237
Cost Capitalized Subsequent to Acquisition	26,971
Gross Carrying Amount, Land	2,384,166
Gross Carrying Amount, Buildings and Improvements	6,027,042
Gross Carrying Amount, Total	8,411,208	[1]
Accumulated Depreciation	$ 189,136
Date of Construction	2016
Date Acquired	Jan. 24, 2019
Garden Grove | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,885,408
Initial Cost to Company, Land	8,076,202
Initial Cost to Company, Buildings and Improvements	13,152,494
Initial Cost to Company, Total	21,228,696
Cost Capitalized Subsequent to Acquisition	68,311
Gross Carrying Amount, Land	8,076,202
Gross Carrying Amount, Buildings and Improvements	13,220,805
Gross Carrying Amount, Total	21,297,007	[1]
Accumulated Depreciation	$ 405,382
Date of Construction	2017
Date Acquired	Jan. 24, 2019
Deaverview Rd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,830,546
Initial Cost to Company, Land	1,449,001
Initial Cost to Company, Buildings and Improvements	4,412,039
Initial Cost to Company, Total	5,861,040
Cost Capitalized Subsequent to Acquisition	121,594
Gross Carrying Amount, Land	1,449,001
Gross Carrying Amount, Buildings and Improvements	4,533,633
Gross Carrying Amount, Total	5,982,634	[1]
Accumulated Depreciation	$ 149,150
Date of Construction	1992
Date Acquired	Jan. 24, 2019
Highland Center Blvd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,267,324
Initial Cost to Company, Land	1,763,875
Initial Cost to Company, Buildings and Improvements	4,823,116
Initial Cost to Company, Total	6,586,991
Cost Capitalized Subsequent to Acquisition	16,000
Gross Carrying Amount, Land	1,763,875
Gross Carrying Amount, Buildings and Improvements	4,839,116
Gross Carrying Amount, Total	6,602,991	[1]
Accumulated Depreciation	$ 156,742
Date of Construction	1994
Date Acquired	Jan. 24, 2019
Sarasota | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,687,085
Initial Cost to Company, Land	1,084,165
Initial Cost to Company, Buildings and Improvements	7,359,913
Initial Cost to Company, Total	8,444,078
Cost Capitalized Subsequent to Acquisition	4,123
Gross Carrying Amount, Land	1,084,165
Gross Carrying Amount, Buildings and Improvements	7,364,036
Gross Carrying Amount, Total	8,448,201	[1]
Accumulated Depreciation	$ 214,523
Date of Construction	2017
Date Acquired	Jan. 24, 2019
Mount Pleasant | South Carolina
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,528,256
Initial Cost to Company, Land	1,054,553
Initial Cost to Company, Buildings and Improvements	5,678,794
Initial Cost to Company, Total	6,733,347
Cost Capitalized Subsequent to Acquisition	9,916
Gross Carrying Amount, Land	1,054,553
Gross Carrying Amount, Buildings and Improvements	5,688,710
Gross Carrying Amount, Total	6,743,263	[1]
Accumulated Depreciation	$ 167,246
Date of Construction	2016
Date Acquired	Jan. 24, 2019
Nantucket
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 25,198,238
Initial Cost to Company, Land	5,854,837
Initial Cost to Company, Buildings and Improvements	33,210,517
Initial Cost to Company, Total	39,065,354
Cost Capitalized Subsequent to Acquisition	49,887
Gross Carrying Amount, Land	5,854,837
Gross Carrying Amount, Buildings and Improvements	33,260,404
Gross Carrying Amount, Total	39,115,241	[1]
Accumulated Depreciation	$ 945,522
Date of Construction	2002
Date Acquired	Jan. 24, 2019
Pembroke Pines | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,559,709
Initial Cost to Company, Land	3,146,970
Initial Cost to Company, Buildings and Improvements	14,296,167
Initial Cost to Company, Total	17,443,137
Cost Capitalized Subsequent to Acquisition	6,192
Gross Carrying Amount, Land	3,146,970
Gross Carrying Amount, Buildings and Improvements	14,302,359
Gross Carrying Amount, Total	17,449,329	[1]
Accumulated Depreciation	$ 431,009
Date of Construction	2018
Date Acquired	Jan. 24, 2019
Riverview | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,674,089
Initial Cost to Company, Land	1,593,082
Initial Cost to Company, Buildings and Improvements	7,102,271
Initial Cost to Company, Total	8,695,353
Cost Capitalized Subsequent to Acquisition	9,552
Gross Carrying Amount, Land	1,593,082
Gross Carrying Amount, Buildings and Improvements	7,111,823
Gross Carrying Amount, Total	8,704,905	[1]
Accumulated Depreciation	$ 228,810
Date of Construction	2018
Date Acquired	Jan. 24, 2019
Eastlake | Canada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,193,371
Initial Cost to Company, Land	2,120,104
Initial Cost to Company, Buildings and Improvements	15,417,746
Initial Cost to Company, Total	17,537,850
Cost Capitalized Subsequent to Acquisition	5,411
Gross Carrying Amount, Land	2,120,104
Gross Carrying Amount, Buildings and Improvements	15,423,157
Gross Carrying Amount, Total	17,543,261	[1]
Accumulated Depreciation	$ 430,220
Date of Construction	2018
Date Acquired	Jan. 24, 2019
McKinney | Texas
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,990,094
Initial Cost to Company, Land	2,177,186
Initial Cost to Company, Buildings and Improvements	9,320,876
Initial Cost to Company, Total	11,498,062
Cost Capitalized Subsequent to Acquisition	4,202
Gross Carrying Amount, Land	2,177,186
Gross Carrying Amount, Buildings and Improvements	9,325,078
Gross Carrying Amount, Total	11,502,264	[1]
Accumulated Depreciation	$ 274,864
Date of Construction	2016
Date Acquired	Jan. 24, 2019
Hualapai Way, Las Vegas | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,428,523
Initial Cost to Company, Land	742,839
Initial Cost to Company, Buildings and Improvements	9,018,717
Initial Cost to Company, Total	9,761,556
Cost Capitalized Subsequent to Acquisition	3,775
Gross Carrying Amount, Land	742,839
Gross Carrying Amount, Buildings and Improvements	9,022,492
Gross Carrying Amount, Total	9,765,331	[1]
Accumulated Depreciation	$ 264,977
Date of Construction	2018
Date Acquired	Jan. 24, 2019
Gilbert | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,672,438
Initial Cost to Company, Land	1,379,687
Initial Cost to Company, Buildings and Improvements	9,021,255
Initial Cost to Company, Total	10,400,942
Cost Capitalized Subsequent to Acquisition	138,470
Gross Carrying Amount, Land	1,037,750
Gross Carrying Amount, Buildings and Improvements	9,501,662
Gross Carrying Amount, Total	10,539,412	[1]
Accumulated Depreciation	$ 145,982
Date of Construction	2019
Date Acquired	Jul. 11, 2019
Corporate Office | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,179,994
Initial Cost to Company, Land	975,000
Initial Cost to Company, Buildings and Improvements	5,525,000
Initial Cost to Company, Total	6,500,000
Gross Carrying Amount, Land	975,000
Gross Carrying Amount, Buildings and Improvements	5,525,000
Gross Carrying Amount, Total	6,500,000	[1]
Accumulated Depreciation	$ 75,399
Date of Construction	2018
Date Acquired	Jan. 24, 2019

[1]	The aggregate cost of real estate for United States federal income tax purposes is approximately $1,220,069,468.
[2]	This property is located in Ontario, Canada.
[3]	The change in cost at these self storage facilities are the net of the impact of foreign exchange rate changes and any actual additions.